Concentrations And Risks (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Concentrations and risks
REVENUE	¥ 9,383,590	$ 1,309,899	¥ 8,921,488
Accounts receivable, net	8,421,851			$ 1,175,645	¥ 10,564,030
Customer risk concentration risk | Customer A
Concentrations and risks
REVENUE	1,538,585	214,778	3,167,689
Accounts receivable, net	4,484,400			625,998	4,113,500
Customer risk concentration risk | Customer B
Concentrations and risks
REVENUE	1,419,387	198,139	2,738,821
Accounts receivable, net	2,206,250			307,981	¥ 5,201,700
Customer risk concentration risk | Customer C
Concentrations and risks
REVENUE	1,646,439	$ 229,834	¥ 1,818,703
Accounts receivable, net	¥ 1,871,652			$ 261,273